Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 20,169	$ 2,115
Cost of revenues	39,738
Gross profit (loss)	(19,569)	2,115
Operating expenses
General and administrative expenses	6,975,654	3,711,317
Total operating expenses	6,975,654	3,711,317
Income (loss) from operations	(6,995,223)	(3,709,202)
Other income (expenses)
Amortization of debt discount	(1,958,298)	(777,964)
Change in derivative liabilities	(1,071,028)	(107,574)
Forgiveness of Loan	45,500
Impairment Loss		(605,488)
Interest expense	(184,589)	(219,280)
Settlement loss	(61,859)	(1,041,445)
Other income		300
Total other income (expense)	(3,230,274)	(2,751,451)
Income (loss) before income taxes	(10,225,497)	(6,460,653)
Income taxes
Net (loss) from continuing operations	(10,225,497)	(6,460,653)
Discontinued operations:
Income (loss) from discontinued operations	244,586	(879,237)
Total discontinued operations	244,586	(879,237)
Net loss	$ (9,980,911)	$ (7,339,890)
Basic income (loss) per share
Continuing operations	$ (0.14)	$ (0.18)
Discontinued operations	0.00	(0.02)
Diluted income (loss) per share
Continuing operations	(0.14)	(0.18)
Discontinued operations	$ 0.00	$ (0.02)
Weighted average number of shares outstanding
Basic	74,925,101	35,462,109
Diluted	75,311,586	35,456,109